Morgan, Lewis & Bockius LLP	Morgan Lewis
1111 Pennsylvania Avenue, NW	COUNSELORS AT LAW
Washington, DC 20004
Tel: 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

February 9, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Select Strategies Fund (formerly, City National Rochdale Reinsurance Premium Fund)

(File Nos. 333-214903 and 811-23217)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Select Strategies Fund (formerly, City National Rochdale Reinsurance Premium Fund) (the “Trust”), we are filing Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The purpose of this filing is to respond to staff comments on the Trust’s initial registration statement filing and to make other non-material changes to the Prospectus and Statement of Additional Information for the Trust.

Please contact Paul Raymond at (617) 951-8567 or the undersigned at (202) 373-6599 should you have any questions or comments.

Sincerely,

/s/ Mana Behbin

Mana Behbin